UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.3%
	AUSTRALIA — 4.5%
1,901,579	CSL Ltd.	$277,763,334

	BRAZIL — 1.6%
4,897,988	Raia Drogasil S.A.	97,038,443

	CANADA — 8.7%
1,222,971	Canadian Pacific Railway Ltd.	242,564,068
2,891,910	Dollarama, Inc.	104,481,336
1,395,205	Shopify, Inc.*	192,831,283
		539,876,687
	CHINA — 2.7%
3,730,610	Tencent Holdings Ltd.	168,823,518

	DENMARK — 3.1%
1,855,604	Chr Hansen Holding A/S	192,123,705

	FRANCE — 9.1%
996,822	Essilor International Cie Generale d'Optique S.A.	147,098,850
682, 031	LVMH Moet Hennessy Louis Vuitton S.E.	238,336,020
1,102,250	Pernod Ricard S.A.	177,800,968
		563,235,838
	GERMANY — 3.0%
853,543	adidas A.G.	188,783,511

	HONG KONG — 3.4%
24,216,000	AIA Group Ltd.	211,335,822

	INDIA — 3.4%
2,050,189	HDFC Bank Ltd. - ADR	211,866,531

	IRELAND — 8.5%
1,531,553	Accenture PLC - Class A	244,022,339
1,234,891	ICON PLC*	171,847,432
1,042,331	Ryanair Holdings PLC - ADR*	109,861,687
		525,731,458
	ITALY — 2.2%
117,933	Ferrari N.V.	15,693,142
1,768,205	Luxottica Group S.p.A.	119,713,599
		135,406,741
	JAPAN — 8.5%
740,500	FANUC Corp.	145,166,212

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
433,940	Keyence Corp.	$228,622,326
1,577,450	Sysmex Corp.	149,118,155
		522,906,693
	MEXICO — 2.7%
57,080,423	Wal-Mart de Mexico S.A.B. de C.V.	166,698,185

	NETHERLANDS — 2.3%
1,246,394	Core Laboratories N.V.	139,745,695

	SPAIN — 3.2%
1,543,845	Amadeus IT Group S.A.	131,782,840
1,953,274	Industria de Diseno Textil S.A.	64,066,108
		195,848,948
	SWEDEN — 4.0%
4,111,114	Atlas Copco A.B. - A Shares*	117,727,568
2,149,085	Hexagon A.B. - B Shares	131,051,902
		248,779,470
	SWITZERLAND — 8.9%
1,557,472	Chubb Ltd.	217,609,988
2,448,666	Nestle S.A.	199,563,064
926,185	Sika A.G.	131,791,018
		548,964,070
	TAIWAN — 3.4%
5,182,181	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	213,557,679

	UNITED KINGDOM — 7.0%
9,390,391	Compass Group PLC	202,067,805
9,288,705	Experian PLC	228,468,738
		430,536,543
	UNITED STATES — 2.1%
219,972	Mettler-Toledo International, Inc.*	130,335,610
	TOTAL COMMON STOCKS (Cost $4,634,501,565)	5,709,358,481

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 6.8%
$419,905,506	UMB Money Market II Special, 1.72%[1]	$419,905,506
	TOTAL SHORT-TERM INVESTMENTS (Cost $419,905,506)	419,905,506
	TOTAL INVESTMENTS — 99.1% (Cost $5,054,407,071)	6,129,263,987
	Other Assets in Excess of Liabilities — 0.9%	57,281,409
	TOTAL NET ASSETS — 100.0%	$6,186,545,396

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.0%
	ARGENTINA — 3.2%
3,310	MercadoLibre, Inc.	$1,135,032

	BRAZIL — 5.4%
44,600	Lojas Renner S.A.	366,943
28,430	Pagseguro Digital Ltd. - Class A*	765,336
40,081	Raia Drogasil S.A.	794,081
		1,926,360
	CHINA — 28.8%
9,411	Alibaba Group Holding Ltd. - ADR*	1,762,022
100,574	ANTA Sports Products Ltd.	512,538
54,567	China International Travel Service Corp. Ltd. - Class A	561,377
56,400	Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	285,697
46,000	Hangzhou Tigermed Consulting Co., Ltd. - Class A	404,442
61,500	Hengan International Group Co., Ltd.	547,295
7,942	HUYA, Inc. - ADR*	255,732
108,300	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	419,461
21,785	JD.com, Inc. - ADR*	781,210
686,000	Kingdee International Software Group Co., Ltd.	759,493
45,000	Shenzhou International Group Holdings Ltd.	551,815
48,690	Tencent Holdings Ltd.	2,203,398
256,000	TravelSky Technology Ltd. - Class H	725,688
4,795	YY, Inc. - ADR*	447,038
		10,217,206
	CZECH REPUBLIC — 1.5%
12,354	Komercni banka A.S.	536,340

	HONG KONG — 4.9%
153,156	AIA Group Ltd.	1,336,610
130,000	China Mengniu Dairy Co., Ltd.*	402,467
		1,739,077
	INDIA — 10.4%
20,352	Asian Paints Ltd.	430,682
1,079	Eicher Motors Ltd.	437,327
23,277	Godrej Consumer Products Ltd.	446,933
14,926	HDFC Bank Ltd. - ADR	1,542,453
43,026	Syngene International Ltd.[1]	373,604
49,907	UPL Ltd.*	468,645
		3,699,644
	INDONESIA — 2.1%
3,277,595	Kalbe Farma Tbk P.T.	294,347

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
17,794	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	$436,309
		730,656
	LUXEMBOURG — 1.1%
7,264	Globant S.A.*	402,716

	MEXICO — 7.3%
328,161	Becle S.A.B. de C.V.	457,261
53,322	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	324,347
3,230	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	577,169
96,664	Regional S.A.B. de C.V.	587,728
221,784	Wal-Mart de Mexico S.A.B. de C.V.	647,700
		2,594,205
	PERU — 1.6%
2,456	Credicorp Ltd.	561,859

	PHILIPPINES — 0.7%
66,440	Security Bank Corp.	253,975

	RUSSIA — 4.7%
45,987	Yandex N.V. - Class A*	1,653,692

	SOUTH AFRICA — 1.8%
44,590	Clicks Group Ltd.	654,449

	SOUTH KOREA — 6.3%
3,315	Cafe24 Corp.*	474,143
11,765	Douzone Bizon Co., Ltd.	571,081
887	Hugel, Inc.*	378,461
957	Samsung Biologics Co., Ltd.*,1	319,100
12,240	Samsung Electronics Co., Ltd.	506,056
		2,248,841
	SPAIN — 1.5%
202,398	Prosegur Cash S.A.[1]	544,335

	SWITZERLAND — 2.0%
15,669	Wizz Air Holdings PLC*,1	712,807

	TAIWAN — 7.5%
35,000	Airtac International Group*	381,280
54,974	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,265,478
		2,646,758

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 1.0%
163,700	CP ALL PCL	$369,026

	TURKEY — 0.3%
42,502	Arcelik A.S.	108,811

	UNITED ARAB EMIRATES — 2.1%
14,647	NMC Health PLC	729,755

	VIETNAM — 0.8%
41,200	Vietnam Dairy Products JSC	297,635
	TOTAL COMMON STOCKS (Cost $27,717,001)	33,763,179

Principal Amount
	SHORT-TERM INVESTMENTS — 4.9%
$1,725,511	UMB Money Market II Special, 1.73%[2]	1,725,511
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,725,511)	1,725,511
	TOTAL INVESTMENTS — 99.9% (Cost $29,442,512)	35,488,690
	Other Assets in Excess of Liabilities — 0.1%	50,650
	TOTAL NET ASSETS — 100.0%	$35,539,340

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,949,846, which represents 5.49% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 106.7%
	ARGENTINA — 3.3%
3,642	MercadoLibre, Inc.	$1,248,878

	CANADA — 6.5%
14,776	Canadian National Railway Co.	1,317,280
8,166	Shopify, Inc.*	1,128,623
		2,445,903
	CHINA — 2.4%
20,225	Tencent Holdings Ltd.	915,254

	FRANCE — 4.8%
5,084	Essilor International Cie Generale d'Optique S.A.	750,235
6,370	Pernod Ricard S.A.	1,027,527
		1,777,762
	GERMANY — 2.7%
11,055	Symrise A.G.	998,983

	HONG KONG — 4.9%
138,200	AIA Group Ltd.	1,206,088
111,500	Techtronic Industries Co., Ltd.	620,778
		1,826,866
	INDIA — 3.8%
13,668	HDFC Bank Ltd. - ADR	1,412,451

	ITALY — 0.3%
800	Ferrari N.V.	106,455

	JAPAN — 3.4%
2,400	Keyence Corp.	1,264,446

	NETHERLANDS — 0.6%
311	Adyen N.V.*,1	198,702
332	Core Laboratories N.V.	37,224
		235,926
	SWEDEN — 1.8%
23,154	Atlas Copco A.B. - A Shares*	663,048

	SWITZERLAND — 2.6%
7,041	Chubb Ltd.	983,769

	TAIWAN — 3.3%
29,933	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,233,539

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 6.6%
48,354	Compass Group PLC	$1,040,509
12,390	STERIS PLC	1,418,283
		2,458,792
	UNITED STATES — 59.7%
11,675	Activision Blizzard, Inc.	857,179
11,829	Agilent Technologies, Inc.	781,187
676	Amazon.com, Inc.*	1,201,549
14,904	Amphenol Corp. - Class A	1,393,673
40,596	Boston Scientific Corp.*	1,364,432
16,089	Charles Schwab Corp.	821,504
5,689	Cooper Cos., Inc.	1,481,984
7,368	Costco Wholesale Corp.	1,611,455
10,039	Crown Castle International Corp. - REIT	1,112,622
8,018	Ecolab, Inc.	1,128,133
5,500	Edwards Lifesciences Corp.*	783,475
10,648	First Republic Bank	1,052,661
12,312	Graco, Inc.	568,076
1,370	Mettler-Toledo International, Inc.*	811,739
11,924	Schlumberger Ltd.	805,108
1,960	Sherwin-Williams Co.	863,831
6,360	Stryker Corp.	1,038,270
4,279	Tyler Technologies, Inc.*	962,732
10,877	Verisk Analytics, Inc.*	1,203,214
11,497	Visa, Inc. - Class A	1,572,100
8,270	West Pharmaceutical Services, Inc.	906,806
		22,321,730
	TOTAL COMMON STOCKS (Cost $35,670,603)	39,893,802

Principal Amount

	SHORT-TERM INVESTMENTS — 4.3%
$1,604,526	UMB Money Market II Special, 1.73%[2]	1,604,526
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,604,526)	1,604,526
	TOTAL INVESTMENTS — 111.0% (Cost $37,275,129)	41,498,328
	Liabilities in Excess of Other Assets — (11.0)%	(4,117,085)
	TOTAL NET ASSETS — 100.0%	$37,381,243

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $198,702, which represents 0.53% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 77.3%
	Australia – 3.8%
9,750	Afterpay Touch Group Ltd.*	$102,715
5,165	Bellamy's Australia Ltd.*	42,210
8,150	Netwealth Group Ltd.*	45,655
		190,580
	Brazil – 1.0%
2,500	Raia Drogasil S.A.	49,530

	Canada – 2.1%
1,700	Descartes Systems Group, Inc.*	54,336
786	Kinaxis, Inc.*	53,037
		107,373
	China – 3.4%
5,100	Hangzhou Tigermed Consulting Co., Ltd. - Class A	44,840
54,000	Kingdee International Software Group Co., Ltd.	59,785
19,000	Vitasoy International Holdings Ltd.	67,658
		172,283
	Denmark – 3.2%
2,020	Ambu A/S - Class B	79,436
937	SimCorp A/S	79,987
		159,423
	Germany – 9.1%
758	Aumann A.G.[1]	52,915
765	AURELIUS Equity Opportunities S.E. & Co. KGaA	47,231
1,294	Delivery Hero S.E.*1	73,506
3,290	Evotec A.G.*	68,324
790	Isra Vision A.G.	48,590
419	Nemetschek S.E.	58,205
2,525	RIB Software S.E.	56,098
164	XING S.E.	53,407
		458,276
	India – 1.2%
6,735	Syngene International Ltd.[1]	58,481

	Ireland – 2.7%
503	ICON PLC*	69,997
2,742	Keywords Studios PLC	65,716
		135,713
	Italy – 2.1%
3,425	Brembo S.p.A.	46,938

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Italy (Continued)
1,773	Interpump Group S.p.A.	$55,852
		102,790
	Japan – 12.0%
1,700	Asahi Intecc Co., Ltd.	64,844
1,650	en-japan, Inc.	78,062
580	GMO Payment Gateway, Inc.	65,254
1,535	Harmonic Drive Systems, Inc.	60,129
600	M&A Capital Partners Co., Ltd.*	37,830
1,320	MonotaRO Co., Ltd.	66,227
2,400	Nihon M&A Center, Inc.	63,877
1,375	Pigeon Corp.	66,036
2,950	Seed Co., Ltd.	56,670
1,825	Yume No. Machi Souzou Iinkai Co., Ltd.	41,865
		600,794
	Jersey – 1.1%
5,987	Sanne Group PLC	55,477

	Luxembourg – 1.0%
924	Corestate Capital Holding S.A.	50,187

	Mexico – 1.3%
1,689	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	30,049
6,000	Regional S.A.B. de C.V.	36,481
		66,530
	Netherlands – 2.3%
959	Shop Apotheke Europe N.V.*1	56,069
877	Takeaway.com N.V.*1	58,555
		114,624
	South Korea – 4.7%
450	Cafe24 Corp.*	64,363
574	Dentium Co., Ltd.	46,694
1,343	Douzone Bizon Co., Ltd.	65,190
90	Medy-Tox, Inc.	57,750
		233,997
	Sweden – 6.8%
5,400	Biotage A.B.	67,922
7,147	Boozt A.B.*1	64,618
1,550	CTT Systems A.B.	36,842
2,194	Indutrade A.B.	57,688
5,950	Medicover A.B.*	55,488
758	Probi A.B.*	28,965

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Sweden (Continued)
2,345	Vitrolife A.B.	$30,541
		342,064
	Switzerland – 5.3%
80	dormakaba Holding A.G.	51,303
229	Tecan Group A.G.	58,140
617	VAT Group A.G.[1]	81,191
1,630	Wizz Air Holdings PLC*1	74,151
		264,785
	Taiwan – 2.1%
5,200	Airtac International Group*	56,647
6,067	Sunny Friend Environmental Technology Co., Ltd.	47,365
		104,012
	United Kingdom – 12.1%
4,438	Abcam PLC	86,092
1,285	ASOS PLC*	102,375
11,299	Clipper Logistics PLC	49,384
7,503	GB Group PLC	53,178
3,032	Halma PLC	55,992
4,942	Just Eat PLC*	51,437
5,595	Ocado Group PLC*	81,219
794	Spirax-Sarco Engineering PLC	72,376
15,875	Team17 Group PLC*	55,216
		607,269
	Total Common Stocks (Cost $3,208,834)	3,874,188
	EQUITY CERTIFICATES – 1.4%
2,700	Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A*3	72,002
	Total Equity Certificates (Cost $76,839)	72,002

Principal Amount

	Short-Term Investments – 2.2%
$108,604	UMB Money Market II Special, 1.73%[2]	108,604
	Total Short-Term Investments (Cost $108,604)	108,604

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Value

Total Investments – 80.9% (Cost $3,394,277)	$4,054,794
Other Assets in Excess of Liabilities – 19.1%	956,210
Total Net Assets – 100.0%	$5,011,004

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $519,486 which represents 10.4% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At July 31, 2018, the value of these restricted securities amounted to $72,002 or 1.4 % of net assets. These restricted securities have not been deemed illiquid.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Additional information on each restricted security is as follows:

Security	Counter- Party	Acquisition Date(s)	Acquisition Costs
Wuhan Raycus Fiber Laser Technologies Co., Ltd. - Class A	Citigroup	7/12/17	$76,839

See accompanying Notes to Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

At July 31, 2018, International Small Cap Growth Fund had unrealized depreciation of $(4,837) as a result of its investments in these financial instruments. The aggregate market values of these certificates for International Small Cap Growth Fund represented 1.8% of its total market value of investments at July 31, 2018.

Note 3 – Federal Income Taxes

At July 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$5,054,782,003	$29,539,556	$37,370,447	$3,394,459

Gross unrealized appreciation	$1,184,516,198	$7,439,846	$4,766,476	$780,720
Gross unrealized depreciation	(110,034,214)	(1,490,712)	(638,595)	(120,385)
Net unrealized appreciation on investments	$1,074,481,984	$5,949,134	$4,127,881	$660,335

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$5,709,358,481	$-	$-	$5,709,358,481
Short-Term Investments	419,905,506	-	-	419,905,506
Total Investments	$6,129,263,987	$-	$-	$6,129,263,987

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Emerging Markets Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$33,763,179	$-	$-	$33,763,179
Short-Term Investments	1,725,511	-	-	1,725,511
Total Investments	$35,488,690	$-	$-	$35,488,690

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Global Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$39,893,802	$-	$-	$39,893,802
Short-Term Investments	1,604,526	-	-	1,604,526
Total Investments	$41,498,328	$-	$-	$41,498,328

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

July 31, 2018 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$3,874,188	$-	$-	$3,874,188
Equity Certificates	-	72,002	-	72,002
Short-Term Investments	108,604	-	-	108,604
Total Investments	$3,982,792	$72,002	$-	$4,054,794

*	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund from April 30, 2018 to July 31, 2018, represented by recognizing the July 31, 2018 market value of securities:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$3,203,324,346	$14,371,759	$6,388,251	$2,714,917
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$3,203,324,346	$14,371,759	$6,388,251	$2,714,917

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	(3,203,324,346)	(14,371,759)	(6,388,251)	(2,714,917)
Net transfers in (out) of Level 2	$(3,203,324,346)	$(14,371,759)	$(6,388,251)	$(2,714,917)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/28/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/28/18